Short-Term Bank Borrowings (Details) (USD $)	Jun. 30, 2012		Dec. 31, 2011		Dec. 31, 2010
Short-Term Bank Borrowings
Bank borrowings-secured/guaranteed	$ 393,534,612	[1]	$ 225,969,421	[1]	$ 135,768,634	[2]

[1]	Note 12
[2]	Note 10